Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $115,000.
Narrative - Max Aggregate Offering Price	$ 115,000
Final Prospectus	true